AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 95.7%
Communication Services - 11.5%
Baidu, Inc., Class A (China)*	81,016	$1,604,837
Kingsoft Corp., Ltd. (China)[1]	201,200	904,166
Kuaishou Technology (China)*,2	19,000	217,185
MultiChoice Group (South Africa)	81,758	670,543
NetEase, Inc. (China)	31,525	658,226
Sea, Ltd., ADR (Singapore)*	1,800	270,558
Tencent Holdings, Ltd. (China)	38,306	2,400,341
Tencent Music Entertainment Group, ADR (China)*	94,572	584,455

Total Communication Services		7,310,311
Consumer Discretionary - 19.5%
Alibaba Group Holding, Ltd. (China)*	153,728	2,409,466
Feng TAY Enterprise Co., Ltd. (Taiwan)	92,355	757,419
Haidilao International Holding, Ltd. (China)[2]	73,000	158,219
Huazhu Group, Ltd., ADR (China)*	16,000	632,320
JD.com, Inc., Class A (China)*	1,753	66,428
MakeMyTrip, Ltd. (India)*	30,248	807,319
Midea Group Co., Ltd., Class A (China)	75,485	877,650
Naspers, Ltd., N Shares (South Africa)	1,649	266,558
Ozon Holdings PLC, ADR (Russia)*	10,089	208,540
Pepco Group, N.V. (United Kingdom)*,2	15,256	146,737
Prosus, N.V. (Netherlands)	26,612	2,214,008
Sands China, Ltd. (Macau)*	406,000	1,132,112
Shenzhou International Group Holdings, Ltd. (China)	10,660	197,796
Trip.com Group, Ltd., ADR (China)*	44,677	1,188,855
Yum China Holdings, Inc. (China)	27,017	1,301,409

Total Consumer Discretionary		12,364,836
Consumer Staples - 6.5%
Angel Yeast Co., Ltd., Class A (China)	34,000	307,802
Bid Corp., Ltd. (South Africa)	53,393	1,151,024
CP All PCL (Thailand)	156,468	296,618
CP All PCL, Foreign Shares (Thailand)	19,100	35,854
Dino Polska, S.A. (Poland)*,1,2	4,301	330,948
Fomento Economico Mexicano, S.A.B de CV (Mexico)	81,696	615,175
Orion Corp. (South Korea)*	6,235	510,187
Vietnam Dairy Products JSC (Vietnam)	44,800	165,067
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	214,973	729,187

Total Consumer Staples		4,141,862
Energy - 3.8%
Novatek PJSC, Sponsored GDR (Russia)	5,091	1,075,248
	Shares	Value

Reliance Industries, Ltd. (India)	42,488	$1,369,269

Total Energy		2,444,517
Financials - 25.6%
AIA Group, Ltd. (Hong Kong)	121,168	1,264,971
B3, S.A. - Brasil Bolsa Balcao (Brazil)	212,600	587,742
Banco Bradesco, S.A., ADR (Brazil)	178,285	764,843
Bank Mandiri Persero Tbk PT (Indonesia)	1,386,616	726,598
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,180,836	620,743
BDO Unibank, Inc. (Philippines)	368,390	979,111
China International Capital Corp., Ltd., Class H (China)[2]	523,200	1,425,207
China Merchants Bank Co., Ltd., Class H (China)	48,000	401,190
Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	177,442	1,122,389
HDFC Bank, Ltd. (India)	106,840	2,148,669
Housing Development Finance Corp., Ltd. (India)	59,469	2,029,128
OTP Bank Plc (Hungary)*	19,673	1,141,569
Ping An Insurance Group Co. of China, Ltd., Class H (China)	78,500	622,962
Sberbank of Russia PJSC, Sponsored ADR (Russia)	119,085	1,670,522
XP, Inc., Class A (Brazil)*	22,606	753,006

Total Financials		16,258,650
Health Care - 3.9%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	99,000	539,376
CSPC Pharmaceutical Group, Ltd. (China)	267,408	325,005
Fleury, S.A. (Brazil)	171,322	654,302
Jinxin Fertility Group, Ltd. (China)*,2	100,000	100,169
Lepu Medical Technology Beijing Co., Ltd., Class A (China)	53,500	174,964
Odontoprev, S.A. (Brazil)	250,311	591,119
Syngene International, Ltd. (India)*,2	13,610	104,393

Total Health Care		2,489,328
Industrials - 1.5%
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)[1]	67,055	923,615
Information Technology - 22.7%
Advantech Co., Ltd. (Taiwan)	24,727	342,724
Delta Electronics, Inc. (Taiwan)	65,100	642,241
GDS Holdings, Ltd., Class A (China)*	30,900	161,366
Infosys, Ltd., Sponsored ADR (India)	28,676	675,893
MediaTek, Inc. (Taiwan)	29,000	1,151,857
Pagseguro Digital, Ltd., Class A (Brazil)*,1	9,488	214,619

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 22.7% (continued)
Samsung Electronics Co., Ltd. (South Korea)	49,767	$3,095,462
SK Hynix, Inc. (South Korea)	14,984	1,550,962
Sunny Optical Technology Group Co., Ltd. (China)	8,576	221,411
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	248,632	5,748,867
Tata Consultancy Services, Ltd. (India)	9,210	463,777
Yeahka, Ltd. (China)*,1	44,800	133,786

Total Information Technology		14,402,965
Real Estate - 0.7%
Greentown Service Group Co., Ltd. (China)	410,023	450,144

Total Common Stocks (Cost $49,180,898)		60,786,228

	Principal Amount	Value
Short-Term Investments - 1.5%
Joint Repurchase Agreements - 1.5%[3]
Deutsche Bank Securities, Inc., dated 01/31/22, due 02/01/22, 0.040% total to be received $943,066 (collateralized by various U.S. Treasuries, 0.00% to 0.00%, 02/01/22 - 01/26/23, totaling $961,926)	$943,065	$943,065

Total Short-Term Investments (Cost $943,065)		943,065
Total Investments - 97.2% (Cost $50,123,963)		61,729,293
Other Assets, less Liabilities - 2.8%		1,747,818
Net Assets - 100.0%		$63,477,111

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,120,582 or 1.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $2,482,858 or 3.9% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$3,227,980	$13,030,670	—	$16,258,650
Information Technology	890,512	13,512,453	—	14,402,965
Consumer Discretionary	4,285,180	8,079,656	—	12,364,836
Communication Services	855,013	6,455,298	—	7,310,311
Consumer Staples	2,862,188	1,279,674	—	4,141,862
Health Care	1,784,797	704,531	—	2,489,328
Energy	—	2,444,517	—	2,444,517
Industrials	923,615	—	—	923,615
Real Estate	450,144	—	—	450,144
Short-Term Investments
Joint Repurchase Agreements	—	943,065	—	943,065
Total Investments in Securities	$15,279,429	$46,449,864	—	$61,729,293

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at January 31, 2022, was as follows:
Country	% of Long-Term Investments
Brazil	5.9
China	29.7
Hong Kong	2.1
Hungary	1.9
India	12.5
Indonesia	2.2
Macau	1.9
Mexico	5.6
Netherlands	3.6
Philippines	1.6
Poland	0.5
Russia	4.9
Singapore	0.4
South Africa	3.4
South Korea	8.5
Taiwan	14.2
Thailand	0.6
United Kingdom	0.2
Vietnam	0.3
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,120,582	$943,065	$202,416	$1,145,481
The following table summarizes the securities received as collateral for securities lending at January 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.500%	03/03/22-08/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.